Summary of Significant Accounting and Reporting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting and Reporting Policies
Summary of Significant Accounting and Reporting Policies

a) Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (GAAP) and include the accounts of Open Lending and all its subsidiaries that are directly or indirectly owned or controlled by the Company. All intercompany transactions and balances have been eliminated upon consolidation. Certain prior year amounts, such as deferred transaction costs, have been reclassified to conform to the December 31, 2020 balance sheet presentation.

The Business Combination is accounted for as a reverse recapitalization as Open Lending, LLC was determined to be the accounting acquirer under Financial Accounting Standards Board’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”). The determination is primarily based on the evaluation of the following facts and circumstances:

•	the pre-combination unitholders of Open Lending, LLC hold the majority of voting rights in the Company;

•	the pre-combination unitholders of Open Lending, LLC have the right to appoint the majority of the directors of the Company;

•	senior management of Open Lending, LLC became the senior management of the Company; and

•	operations of Open Lending, LLC comprise the ongoing operations of the Company.

In connection with the Business Combination, all outstanding units of Open Lending, LLC were converted into common stock of the Company, par value $0.01 per share, representing a recapitalization, and the net assets of Nebula were acquired at historical cost, with no goodwill or intangible assets recorded. Open Lending, LLC was deemed to be the predecessor of the Company, and the consolidated assets and liabilities and results of operations prior to the Closing are those of Open Lending, LLC. The shares and corresponding capital amounts and net income (loss) per share available to common stockholders, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination Agreement. The number of Series C preferred units in mezzanine equity was also retroactively restated in shares reflecting the exchange ratio, and the carrying amount of the Series C Preferred Units is based on the fair value of its redemption amount on each reporting date. All Series C Preferred Units were converted to the Company’s common stock on the closing date of the Business Combination.

b) Coronavirus outbreak

The outbreak of the novel coronavirus (“COVID-19”) that was declared a pandemic by the World Health Organization on March 11, 2020 and declared a National Emergency by the President of the United States on March 13, 2020, has led to adverse impacts on the U.S. and global economies and created uncertainty regarding potential impacts on our operating results, financial condition and cash flows. The extent of the impact of the COVID-19 pandemic on our operational and financial performance will depend on certain developments, including the duration and continued spread of the disease, the impact on our revenues which are generated with automobile lenders and insurance company partners and driven by consumer demand for automobiles and automotive loans, extended closures of businesses, rising unemployment and the overall impact on our customer behavior, all of which are uncertain and cannot be predicted. We are diligently working to ensure that we can continue to operate with minimal disruption, mitigate the impact of the pandemic on our employees’ health and safety, and address potential business interruptions on ourselves and our customers. We believe that the COVID-19 pandemic, the mitigation efforts and the resulting economic impact have had, and may continue to have, an overall adverse effect on our business, results of operations and financial condition. We have seen a reduction in loan applications and certified loans throughout most of 2020. As consumers and lenders have adjusted to the pandemic, application and certification levels have increased, but are not back to pre-pandemic levels when comparing existing lending institutions to the same lending institution’s prior year performance. Lenders’ forbearance programs, government stimulus packages, extended unemployment benefits and other government assistance via the Cares Act passed on March 27, 2020 have resulted in a reduction in expected defaults since the onset of the pandemic. As these programs’ accessibility diminishes, defaults may increase. The potential increase in defaults may impact our revenues and subsequent recovery as the automotive finance industry and overall economy recover. We continue to closely monitor the current macro environment, particularly the impact of the recent COVID-19 pandemic on monetary and fiscal policies.

c) Emerging growth company

The Company is an “emerging growth company” as defined in Section 2(a)(19) of the Securities Act, as modified by the Jumpstart Our Business Startups Act (“JOBS Act”). As such, the Company is eligible for and intends to take advantage of certain exemptions from various reporting requirements applicable to other public companies that are not emerging growth companies for as long as it continues to be an emerging growth company, including (i) the exemption from the auditor attestation requirements with respect to internal control over financial reporting under Section 404(b) of the Sarbanes-Oxley Act, (ii) the exemptions from say-on-pay, say-on-frequency and say-on-golden parachute voting requirements and (iii) reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements.

The Company will remain an emerging growth company until the earliest of (i) the Company is deemed to be a “large accelerated filer” as defined in the Exchange Act, (ii) the last day of the fiscal year in which it has total annual gross revenue of $1.07 billion or more during such fiscal year, (iii) the date on which it has issued more than $1 billion in non-convertible debt in the prior three-year period or (iv) the last day of the fiscal year following the fifth anniversary of the date of the first sale of its common stock in its initial public offering.

d) Use of estimates and judgements

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates, and those differences may be material. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Some significant items subject to such estimates and assumptions include, but are not limited to, profit share revenue recognition and the corresponding impact on contract asset, the recognition of the valuations of share-based compensation arrangements, valuation of contingent consideration, and assessing the realizability of deferred tax assets. These estimates, although based on actual historical trend and modeling, may potentially show significant variances over time.

In connection with the estimation of profit share revenue recognition and the related contract asset under Accounting Standards Update (“ASU”) 2014-9, Revenue from Contracts with Customers (Topic 606) (“ASC 606”), we use forecasts of loan-level earned premium and insurance claim payments. These forecasts are driven by the projection of loan defaults, prepayments and default severity rates. These assumptions are based on our observations of the historical behavior for loans with similar risk characteristics. The assumptions also take into consideration the forecast adjustments under various macroeconomic conditions, including the potential impact from the COVID-19 pandemic, and the current mix of the underlying portfolio of our insurance partners. As the Company closely monitors the development of the pandemic and its ongoing impact on Open Lending’s business, management has accordingly adjusted these assumptions during the year ended December 31, 2020 as a result of changes in facts and circumstances and general market conditions derived from the COVID-19 pandemic.

e) Income taxes

The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax laws and rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured as the largest amount that is greater than 50% likely of being realized.

The Company records potential interest and penalties related to an underpayment of income taxes as other expenses and penalties included within other income (expenses) in the consolidated statements of operations and comprehensive income (loss).

f) Cash and cash equivalents

Cash and cash equivalents consists of cash held in checking and savings accounts. The Company considers all highly liquid investments with original or remaining maturities of three months or less at the date of purchase to be cash equivalents. We determine the appropriate classification of the Company’s cash and cash equivalents at the time of purchase.

g) Restricted cash

Restricted cash relates to deposits held in a financial institution for the processing of automated clearing house transactions and funds held on behalf of insurance partners to settle insurance claims. As a third-party administrator of insurance claims and refund adjudication, the Company collects funds from insurance partners which are intended to be used to settle insurance claims and process funds on behalf of the insurance partners. The balance of the funds held on behalf of insurance partners was $2.6 million and $2.2 million at December 31, 2020 and 2019 respectively; there is an offsetting liability that is included in “Other current liabilities” on the accompanying consolidated balance sheets.

h) Accounts receivable

Accounts receivable includes program fees billed to the customers, for which payments are expected to be received within 30 days from billing. The program fees are assessed at the time when the customer uses LPP to certify consumer loans and are billed either as an upfront fee or in twelve (12) equal installments. The Company bills the customers for the upfront fee in the month the service is provided and for the monthly installment fee over twelve (12) months. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statement of cash flows. The Company does not maintain an allowance for doubtful accounts for estimated losses with respect to its accounts receivable portfolio due to the short time frame within which the receivable amounts are settled by the customers and there is not any historical evidence of credit losses on trade accounts receivable. The Company does not have any off-balance-sheet credit exposure related to its customers. There have not been any charge-offs against the Company’s accounts receivable portfolio for the periods presented.

i) Property and equipment

Property and equipment acquired by the Company are recorded at cost, less accumulated depreciation, and impairment losses, if any. Major additions and improvements are capitalized while maintenance and repairs that do not improve or extend the useful life of the respective asset are expensed as incurred. Depreciation, which is presented within the general and administrative expense caption, is calculated using the straight-line method based on the estimated useful lives of the assets. The estimated useful lives of property and equipment ranges from three to eight years. The assets are reviewed for impairment whenever events or changes in circumstances indicate that the amount recorded may not be recoverable, and if not recoverable based on the assets’ expected undiscounted cash flows, an impairment is recognized to the extent that the carrying amount exceeds the fair value.

Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the assets.

j) Fair value measurements

The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.

When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

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Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices), for substantially the full term of the asset or liability.

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Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

k) Revenue recognition

The Company’s revenue is derived from program fees from lending institutions, profit share on the production of insurance contracts for third party insurance carriers and claims administration service for those same insurance carriers. Revenues are recognized when control of the promised services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Upon the adoption of ASC 606, where the Company’s performance obligations have been completed, but the final amount of transaction price is unknown, we estimate the amount of the transaction price we expect to be entitled to under the Company’s customer contracts. We recognize subsequent adjustments to an estimated transaction price upon the receipt of additional information or final settlement, whichever occurs first. Prior to the adoption of ASC 606, we recognized revenue when persuasive evidence or an arrangement existed, services had been rendered, transaction price had been determinable and collectability had been reasonably assured.

For program fees, we provide customers (i.e. automotive lending institutions) with access to and use of the Company’s Lenders Protection Program (“LPP”), which is a Software as a Service platform that facilitates loan decision making and automated underwriting by third-party lenders and the issuance of credit default insurance through third-party insurance providers. For each loan processed through the platform, the Company receives a usage fee based on a percentage of the original principal balance of the loan covered under the LPP. The program fee arrangements are assessed at the time the platform usage occurs and is either paid upfront or over a twelve (12) month installment basis.

Profit share is derived from the Company agency relationship with third-party insurance providers whereby it facilitates the underwriting and issuance of credit default insurance for its lender customers through the contracted third-party insurance providers. With the adoption of ASC 606 on January 1, 2019, the Company recognizes profit share based on the amount of cash flows it expects to receive from the insurance company over the term of the underlying insured loan. Prior to 2019, the Company recognized revenue when the promised services had been rendered, the profit share amount became determinable and collectability was assured.

For the insurance policies issued through the Company’s program, the Company provides adjudication services for insurance claims on the third-party insurer’s policies for auto loans processed through the Lenders Protection Program. The Company earns a monthly service fee which is calculated by the third-party insurance providers as 3% of the monthly net insurance premium collected over the life of the underlying loan. Revenue is recognized as the service is provided over the term of the adjudication contract with the insurance carrier.

Refer to Note 11, “Revenue” for additional information regarding the nature and timing of the Company’s revenue.

l) Research and development costs

Research and development costs consist primarily of compensation and benefits of employees engaged in the ongoing development of a lending enablement platform for the automotive finance market, called Lenders Protection Program platform.

m) Debt issuance costs

Debt issuance costs incurred in connection with the issuance of notes payable are capitalized and amortized to interest expense in accordance with the related debt agreement. Debt issuance costs are included as a reduction in non-current notes payable, net of debt issuance cost in the accompanying consolidated balance sheets.

n) Deferred transaction costs

Investment banking, legal, accounting and other professional fees directly attributable to the issuance of equity in connection with Business Combination were capitalized within deferred transaction costs on the consolidated balance sheet as of December 31, 2019 and reclassified to additional paid-in capital upon issuance of shares on the Closing Date of the transaction.

o) Share-based compensation

The Company grants share-based equity awards to its employees and board of directors. The Company accounts for the share-based equity awards in accordance with ASC 718, Compensation – Stock Compensation, which establishes accounting for share-based awards exchanged for employee services and requires the Company to expense the estimated fair value of these awards over the requisite service period. Determining the appropriate fair value model and calculating the fair value of the share-based awards at the date of grant requires management judgement. The Company uses the closing price of the publicly traded common stock on the grant date as fair value of restricted stock units, and utilizes the Monte Carlo valuation model to estimate the fair value of the profit interests and the Black-Scholes option pricing model to estimate the fair value of employee stock options. These pricing models require the use of input assumptions, including expected volatility, expected life, expected dividend yield, and expected risk-free rate of return. The expected life of the awards was estimated using the “Simplified Method” that utilizes the midpoint between the vesting date and the end of the contractual term. The risk-free interest rate assumption is based on observed interest rates appropriate for the terms of awards. The expected volatility was based on the average of implied and observed historical volatility of comparable companies as we do not have enough history as a public company. Changes in these assumptions can materially affect the estimate of the awards fair value. The Company expects to issue shares upon stock options exercise from treasury stock.

At December 31, 2020, the outstanding share-based equity awards vest based on service conditions only and have a graded vesting schedule. The Company recognizes compensation expense for vested awards in the consolidated statements of operations and comprehensive income, net of actual forfeitures in the period they occur, on a straight-line basis over the requisite service period. Share-based compensation expense related to vested awards is allocated to cost of services, general and administrative, selling and marketing, and research and development, based on the functional responsibilities of the awarded share holder in the consolidated statements of operations and comprehensive income.

p) Contingent consideration

As part of the Business Combination, Open Lending, LLC unitholders and certain Nebula equity holders were entitled to additional consideration in the form of shares of the Company’s common stock to be issued when the Company’s common stock price achieved certain market share price milestones within specified periods following the Closing. In addition, the Nebula sponsors were restricted to transfer a portion of their founder shares unless market share price targets were achieved within the specified period.

Pursuant to the guidance under ASC 815, Derivatives and Hedging, the contingent consideration was classified as a Level 3 fair value measurement liability, and the increase or decrease in the fair value during the reporting period was recognized as expense or income accordingly. The fair value of the contingent consideration was estimated using the Monte Carlo simulation of the stock prices based on historical and implied market volatility. The fair value of the contingent consideration on each vesting date (i.e. the date when each respective share price performance milestone was achieved) was based on the closing share price of the Company’s publicly traded stock on the vesting date.

The Company’s contingent consideration was settled in July and August of 2020. Refer to Note 9, “Contingent Consideration” for additional information regarding the nature and timing of the Company’s contingent consideration.

q) Treasury stock

The Company accounts for treasury stock under the cost method and includes treasury stock as a component of stockholders’ equity (deficit).

r) Net income (loss) per share

The Company computes net income (loss) per share using the two-class method required for participating securities. The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributions as if all income for the period had been distributed.

Prior to the Business Combination, the Company’s pre-merger LLC membership structure included common units and convertible preferred units which were regarded as participating securities. When calculating the net income (loss) per share for the presented periods, the Company has retroactively restated the number of common and preferred units issued and outstanding prior to June 10, 2020 to the number of shares of common stock into which they were converted, based on the exchange ratio established in the Business Combination Agreement.

In accordance with the Company’s pre-merger LLC membership structure, holders of the redeemable convertible preferred units would be entitled to distributions in preference to common stockholders, at specified rates, if declared. The Company also recognized adjustments to redemption amount of the redeemable convertible preferred units similar to a distribution, in temporary equity. Any remaining net income would then be distributed to the holders of common stock and non-redeemable convertible preferred units on a pro-rata basis assuming conversion of all convertible preferred units into common stock in the event that the Company had profits to be allocated to the stockholders. However, the redeemable convertible preferred units did not contractually require the holders of such participating instruments to participate in the Company’s losses. As such, net losses for the periods presented were allocated to common stock only.

The Company’s basic net income (loss) per share is calculated by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net income (loss) per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted method based on the nature of such securities. Diluted net income (loss) per share is the same as basic net income (loss) per share in periods when the effects of potentially dilutive shares of common stock are anti-dilutive.

s) Concentrations of revenue and credit risks

The Company’s top ten customers accounted for an aggregate of 38% of the Company’s total program fee revenue in 2020, with the top customer accounting for 13% of total program fee revenue. The Company’s business relationships with its two insurance partners generate 55% of the Company’s total revenue, with the top insurance partner accounting for approximately 70% of the total profit share revenue. We expect to have significant concentration in our Original Equipment Manufacturing (“OEM”) customers for the foreseeable future. In the event that one or more of our other significant customers terminate their relationships with us, or elect to utilize an alternative source for financing, the number of loans originated through the Open Lending platform would decline, which would materially adversely affect our business and, in turn, our revenue.

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents, restricted cash and accounts receivable to the extent of the amounts recorded on the balance sheets.

Cash and cash equivalents are deposited in commercial analysis and savings accounts at two financial institutions, both with high credit standing. Restricted cash relates to funds held by the Company on behalf of the insurance carriers, delegated for the use of insurance claim payments. Restricted cash are deposited in commercial analysis accounts at one financial institution. At times, such deposits may be in excess of the Federal Deposit Insurance Corporation insurance limits of $250,000 per institution. The Company has not experienced any losses on its deposits of cash and cash equivalents and management believes the Company is not exposed to significant risks on such accounts.

The Company’s accounts receivables are derived from revenue earned from customers. The Company performs credit evaluations of its customers’ financial condition. As of December 31, 2020, and December 31, 2019, there was no allowance for doubtful accounts. At December 31, 2020, the Company had one customer that represented 19% of the Company’s accounts receivable. At December 31, 2019, the Company had one customer that represented 22% of the Company’s accounts receivable.

t) Recently issued accounting pronouncements not yet adopted

In December 2019, the FASB released ASU 2019-12, which affects general principles within Topic 740, Income Taxes. The amendments of ASU 2019-12 are meant to simplify and reduce the cost of accounting for income taxes. The amendments in ASU 2019-12 are effective for public business entities for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The Company does not expect adoption of the new standard to have a material impact on its consolidated Financial Statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments, which provides guidance regarding the measurement of credit losses on financial instruments. The new guidance replaces the incurred loss impairment methodology in the current guidance with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to determine credit loss estimates. This ASU will be effective for the Company commencing after December 15, 2022. The Company is in the process of assessing the impact of this ASU on our consolidated financial statements and disclosures.

Although there are several other new accounting pronouncements issued or proposed by the FASB, which we have adopted or will adopt, as applicable, the Company does not believe any of these accounting pronouncements has had or will have a material impact on its consolidated financial position or results of operations.

u) Recently adopted new accounting standards

On January 1, 2019, the Company adopted ASU 2014-19 and all related amendments (ASC 606) and applied its provisions to all uncompleted contracts using the modified retrospective method. The Company recognized the cumulative effect of initially applying ASC 606 as an adjustment to increase the opening balance of retained earnings by $32.8 million. The comparative information for prior periods has not been adjusted and continues to be reported under the accounting standards in effect for those periods. See Note 11, “Revenue” for further information related to adoption of the new revenue standard, including the Company’s updated revenue accounting policies and accounting policies for costs to obtain and fulfill a contract with a customer.

On January 1, 2020, we adopted ASU 2016-2, Leases (“Topic 842”) using the alternative modified retrospective transition method and elected practical expedients which allowed us to account for the lease and non-lease components as a single component. For non-lease components that are variable payments (i.e. common area maintenance and utilities) not based on an index or a rate or bounded by a minimum payment provision per the lease agreement, we expense such variable payments as incurred. In addition, we elected not to reassess whether any expired or existing contracts contain leases, the corresponding lease classification and initial direct costs. The practical expedients were applied across our lease portfolios.

We recognized operating lease right-of-use (“ROU”) asset and operating lease liabilities for operating leases with initial terms greater than 12 months. ROU assets represent our right to use an asset for the lease term, while lease liabilities represent our obligation to make lease payments. Operating lease ROU assets and liabilities are recognized based on the present value of lease payments over the lease term at the lease commencement date. Refer to Note 4, “Leases” for additional information on the Company’s lease accounting policy and the impact of Topic 842 on the operating lease for our current office space which commenced under ASC 842 on September 1, 2020.